Major Customers	12 Months Ended
Dec. 31, 2021
Major Customer [Abstract]
MAJOR CUSTOMERS
U.	MAJOR CUSTOMERs:

For the year ended December 31, 2021, the Company had no major customers.

For the year ended December 31, 2020, the Company had one major customer to which sales accounted for approximately 14% of the Company’s revenues. The Company had no accounts receivable from this customer.